Information on net borrowing (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Borrowings
A. Cash and cash equivalents	€ 5,994	€ 10,836
B. Held-for-trading financial assets	6,760	6,552
C Liquidity (A+B)	12,754	17,388
D. Financing receivables	287	188
E. Short-term debt towards banks	187	383
F. Long-term debt towards banks	2,845	3,478
G. Bonds	19,172	20,094
H. Short-term debt towards related parties	46	661
I. Other short-term liabilities	2,219	1,138
J. Other long-term liabilities	49	111
Total borrowings	24,518	25,865
L. Net borrowings before lease liabilities (K-C-D)	11,477	8,289
M. Lease liabilities	5,635
N. Lease liabilities towards related parties	13
O. Total borrowings including lease liabilities (K+M+N)	30,166	25,865
P. Net borrowings including lease liabilities (O-C-D)	17,125	8,289
Share of lease liabilities of joint operators	1,976
Current
Borrowings
A. Cash and cash equivalents	5,994	10,836
B. Held-for-trading financial assets	6,760	6,552
C Liquidity (A+B)	12,754	17,388
D. Financing receivables	287	188
E. Short-term debt towards banks	187	383
F. Long-term debt towards banks	504	768
G. Bonds	2,642	2,781
H. Short-term debt towards related parties	46	661
I. Other short-term liabilities	2,219	1,138
J. Other long-term liabilities	10	52
Total borrowings	5,608	5,783
L. Net borrowings before lease liabilities (K-C-D)	(7,433)	(11,793)
M. Lease liabilities	884
N. Lease liabilities towards related parties	5
O. Total borrowings including lease liabilities (K+M+N)	6,497	5,783
P. Net borrowings including lease liabilities (O-C-D)	(6,544)	(11,793)
Noncurrent
Borrowings
F. Long-term debt towards banks	2,341	2,710
G. Bonds	16,530	17,313
J. Other long-term liabilities	39	59
Total borrowings	18,910	20,082
L. Net borrowings before lease liabilities (K-C-D)	18,910	20,082
M. Lease liabilities	4,751
N. Lease liabilities towards related parties	8
O. Total borrowings including lease liabilities (K+M+N)	23,669	20,082
P. Net borrowings including lease liabilities (O-C-D)	€ 23,669	€ 20,082